Income Taxes - Effective Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount
Federal statutory income tax					$ (9,801)	$ (4,414)
State income tax, net of federal tax benefit					(1,577)	(618)
Foreign tax					(25)	22
Other					328	253
Valuation allowance net of deferred tax assets					12,989	4,247
Stock-based compensation					(1,267)	11
Return to provision					(581)	(45)
Change of rate					0	566
Effective income tax rate	$ 18	$ 19	$ 21	$ 30	$ 66	$ 22	$ 0
Tax Rate
Federal statutory income tax					21.00%	21.00%
State income tax, net of federal tax benefit					3.38%	2.94%
Foreign tax					0.05%	(0.10%)
Other					(0.72%)	(1.20%)
Valuation allowance net of deferred tax assets					(27.83%)	(20.21%)
Stock-based compensation					2.71%	(0.05%)
Return to provision					1.25%	0.21%
Change of rate					0.00%	(2.69%)
Effective income tax rate					(0.20%)	(0.10%)